Debt Obligations and Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Amounts of Loans Payable Outstanding, and Accrued Interest	Our debt obligations were as follows:

Facility	Origination Date	Term	December 31, 2020	December 31, 2019
4.50% Senior Notes due 2022	March 10, 2017	5 years	$349,253	$348,616
4.95% Senior Notes due 2029	May 28, 2019	10 years	494,194	493,600
Total Senior Notes			843,447	842,216
5.75% Junior Subordinated Notes due 2040	August 26, 2020	20 years	344,812	—
EGL Revolving Credit Facility	August 16, 2018	5 years	185,000	—
2018 EGL Term Loan Facility	December 27, 2018	3 years	—	348,991
Total debt obligations			$1,373,259	$1,191,207
In 2020,
Interest Income and Interest Expense Disclosure
The table below provides a summary of the total interest expense for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Interest expense on debt obligations	$57,974	$51,245	$25,205
Amortization of debt issuance costs	1,331	953	537
Funds withheld balances and other	3	343	(46)
Total interest expense	$59,308	$52,541	$25,696